Balances and Transactions With Related Parties	12 Months Ended
Dec. 31, 2021
Disclosure Of Transactions Between Related Parties [Abstract]
Balances and Transactions With Related Parties

10. BALANCES AND TRANSACTIONS WITH RELATED PARTIES

Related party transactions are performed at current market conditions.

Transactions between the companies belonging to the Group have been eliminated on consolidation and are not itemized in this note

As of the date of these financial statements, no guarantees have been given or received nor has any allowance for bad or doubtful accounts been recorded with respect to receivable balances for related party transactions.

The controlling shareholder of the Company is the Italian corporation Enel S.p.A.

10.1 Balances and transactions with related parties

The balances of accounts receivable and payable as of December 31, 2021 and 2020 are as follows:

a)	Receivables from related companies

						Balance as of
						Current		Non-Current
Taxpayer ID N°	Company	Country	Relationship	Currency	Description of Transaction	12-31-2021 ThUS$	12-31-2020 ThUS$	12-31-2021 ThUS$	12-31-2020 ThUS$
Foreign	Enel Global Infrastructure And Network	Italy	Common Immediate Parent	EUR	Other Services	416	543	—	—
Foreign	Enel Global Infrastructure And Network	Italy	Common Immediate Parent	COP	Other Services	302	—	—	—
Foreign	Enel S.P.A.	Italy	Parent	EUR	Other Services	725	1,003	—	—
Foreign	Enel S.P.A.	Italy	Parent	COP	Other Services	151	—	—	—
Foreign	Enel S.P.A.	Italy	Parent	BRL	Other Services	226	243	—	—
Foreign	E-Distribuzione S.P.A	Italy	Common Immediate Parent	EUR	Other Services	—	16	—	—
Foreign	Enel Green Power S.P.A.	Italy	Common Immediate Parent	EUR	Other Services	1,330	265	—	—
Foreign	Enel Green Power S.P.A.	Italy	Common Immediate Parent	EUR	Technical services	541	—	—	—
Foreign	Enel Global Trading S.P.A.	Italy	Common Immediate Parent	EUR	Other Services	—	1	—	—
Foreign	Endesa Spain	Spain	Common Immediate Parent	EUR	Other Services	18	18	—	—
Foreign	Enel Iberia S.R.L.	Spain	Common Immediate Parent	EUR	Other Services	3	1,289	—	—
Foreign	Enel Iberia S.R.L.	Spain	Common Immediate Parent	US$	Other Services	1,285	—	—	—
Foreign	Endesa Operaciones y Servicios Comerciales S.L.	Spain	Common Immediate Parent	EUR	Other Services	—	86	—	—
Foreign	Endesa Energía S.A.	Spain	Common Immediate Parent	EUR	Other Services	30	46	—	—
Foreign	Endesa Operaciones y Servicios Comerciales S.L.	Spain	Common Immediate Parent	EUR	Other Services	22	—	—	—
Foreign	Enel Global Thermal Generation S.R.L.	Italy	Common Immediate Parent	EUR	Other Services	147	102	—	—
Foreign	Enel Global Thermal Generation S.R.L.	Italy	Common Immediate Parent	BRL	Other Services	148	105	—	—
Foreign	Proyectos Y Soluciones Renovables S.A.C.	Peru	Common Immediate Parent	PEN	Other Services	229	133	—	—
Foreign	Proyectos Y Soluciones Renovables S.A.C.	Peru	Common Immediate Parent	US$	Loan receivable	4,607	—	—	—
Foreign	Energía Nueva Energía Limpia Mexico S.R.L	Mexico	Common Immediate Parent	US$	Other Services	338	—	—	—
Foreign	Energía Nueva Energía Limpia Mexico S.R.L	Mexico	Common Immediate Parent	COP	Other Services	24	—	—	—
Foreign	Energía Nueva Energía Limpia Mexico S.R.L	Mexico	Common Immediate Parent	PEN	Other Services	—	33	—	—
Foreign	Enel North América Inc.	United States	Common Immediate Parent	US$	Other Services	531	93	—	—
Foreign	Enel North América Inc.	United States	Common Immediate Parent	PEN	Other Services	44	43	—	—
Foreign	Enel Green Power Peru	Peru	Common Immediate Parent	PEN	Other Services	—	2,271	—	—
Foreign	Enel Green Power Colombia S.A.S	Colombia	Common Immediate Parent	COP	Other Services	—	709	—	—
Foreign	SACME	Argentina	Associate	ARS	Other Services	6	7	26	32
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	US$	Other Services	410	430	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	COP	Other Services	26	7	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	CLP	Other Services	2,250	2,377	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	BRL	Other Services	410	222	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	Common Immediate Parent	CLP	Other Services	693	802	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	US$	Engineering services	1,544	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	US$	Other Services	22	22	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	CLP	Other Services	407	92	—	—
76.412.562-2	Enel Green Power Chile S.A.	Chile	Common Immediate Parent	CLP	Other Services	341	—	—	—
76.412.562-2	Enel Green Power Chile S.A.	Chile	Common Immediate Parent	US$	Other Services	232	2	—	—
Foreign	Grupo Enel Green Power Brazil Participações Ltda	Brazil	Common Immediate Parent	BRL	Other Services	—	3,208	—	—
Foreign	Grupo Enel Green Power Brazil Participações Ltda	Brazil	Common Immediate Parent	BRL	Toll	—	17	—	—
Foreign	Grupo Enel Green Power Brazil Participações Ltda	Brazil	Common Immediate Parent	BRL	Energy Sale	—	32,544	—	—
Foreign	Enel X Argentina S.A.U.	Argentina	Common Immediate Parent	ARS	Other Services	21	22	—	—
Foreign	E-Distributie Muntenia	Italy	Common Immediate Parent	US$	Other Services	—	58	—	—
Foreign	Electric Motor Werks, Inc.	United States	Common Immediate Parent	EUR	Other Services	206	141	—	—
Foreign	Yacylec S.A.	Argentina	Associate	US$	Other Services	1	—	—	—
Foreign	Enel Finance International NV	Netherlands	Common Immediate Parent	US$	Financial investments	54,935	—	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Other Services	172	—	—	—
Foreign	Enel Green Power RSA	South Africa	Common Immediate Parent	US$	Other Services	673	—	—	—
Foreign	Enel Green Power North America, Inc.	United States	Common Immediate Parent	US$	Other Services	210	—	—	—
Foreign	Enel Green Power Romania	Romania	Common Immediate Parent	EUR	Other Services	83	—	—	—
		Total				73,759	46,950	26	32

b)	Accounts payable to related companies

						Balance as of
						Current		Non-Current
Taxpayer ID N°	Company	Country	Relationship	Currency	Description of Transaction	12-31-2021 ThUS$	12-31-2020 ThUS$	12-31-2021 ThUS$	12-31-2020 ThUS$
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Technical services	10,902	3,685	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Other Services	1,043	3,702	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	IT Services	3,368	252	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	US$	Other Services	91	67	—	—
Foreign	Enel Finance International NV (*)	Netherlands	Common Immediate Parent	BRL	Loan Payable	10,392	145	454,220	144,391
Foreign	Enel Finance International NV (*)	Netherlands	Common Immediate Parent	US$	Loan Payable	26,622	150,269	89,698	—
Foreign	Enel Finance International NV (*)	Netherlands	Common Immediate Parent	EUR	Loan Payable	184,012	—	503,831	—
Foreign	Enel Finance International NV	Netherlands	Common Immediate Parent	EUR	Financial Guarantee Service	203	745	—	—
Foreign	Endesa Generación S.A.	Spain	Common Immediate Parent	EUR	Other Services	248	217	—	—
Foreign	Endesa Generación S.A.	Spain	Common Immediate Parent	EUR	Engineering services	23	25	—	—
Foreign	Endesa Generación S.A.	Spain	Common Immediate Parent	US$	Other Services	12	8	—	—
Foreign	Enel Sole	Spain	Common Immediate Parent	EUR	Other Services	1,028	1,116	—	—
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	EUR	Technical services	26,768	31,107	—	—
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	EUR	Other Services	2,243	17,901	—	—
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	EUR	IT Services	37,418	482	—	—
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	BRL	Other Services	2,341	—	—	—
Foreign	Enel Italy S.R.L	Italy	Common Immediate Parent	US$	IT Services	392	—	—	—
Foreign	Enel Italy S.R.L	Italy	Common Immediate Parent	EUR	Purchase of materials	1,724	1,501	—	—
Foreign	Enel Italy S.R.L	Italy	Common Immediate Parent	EUR	Other Services	569	2,129	—	—
Foreign	Enel Italy S.R.L	Italy	Common Immediate Parent	EUR	Technical services	—	4	—	—
Foreign	Enel Italy S.R.L	Italy	Common Immediate Parent	EUR	IT Services	1,675	1,547	—	—
Foreign	Enel S.P.A.	Italy	Parent	US$	Other Services	423	—	—	—
Foreign	Enel S.P.A.	Italy	Parent	EUR	Other Services	14,252	9,063	—	—
Foreign	Enel S.P.A.	Italy	Parent	EUR	Technical services	58,868	51,334	—	—
Foreign	Enel S.P.A.	Italy	Parent	EUR	IT Services	18,465	3,417	—	—
Foreign	Enel S.P.A.	Italy	Parent	EUR	Hedging derivatives	2,148	—	7,804	—
Foreign	Enel S.P.A.	Italy	Parent	EUR	Financial Guarantee Service	119,181	—	—	—
Foreign	Enel S.P.A.	Italy	Parent	CLP	Dividends	182,853	160,914	—	—
Foreign	E-Distribuzione S.P.A	Italy	Common Immediate Parent	EUR	Other Services	39	54	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Other Services	457	1,321	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Technical services	960	7,113	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Engineering services	6,795	2,978	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	IT Services	899	—	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	US$	Other Services	647	—	—	—
Foreign	Enel Green Power S.P.A.	Italy	Common Immediate Parent	EUR	Other Services	3,431	629	—	—
Foreign	Enel Green Power S.P.A.	Italy	Common Immediate Parent	EUR	Technical services	21,072	8,196	—	—
Foreign	Enel Green Power S.P.A.	Italy	Common Immediate Parent	EUR	IT Services	15,016	942	—	—
Foreign	Enel Green Power S.P.A.	Italy	Common Immediate Parent	EUR	Engineering services	73,172	—	—	—
Foreign	Enel Green Power S.P.A.	Italy	Common Immediate Parent	US$	Technical services	9,318	—	—	—
Foreign	Enel Green Power S.P.A.	Italy	Common Immediate Parent	US$	IT Services	77	—	—	—
Foreign	Enel Green Power S.P.A.	Italy	Common Immediate Parent	CLP	Other Services	194	—	—	—
Foreign	Enel Global Trading S.P.A.	Italy	Common Immediate Parent	EUR	Technical services	5,158	3,967	—	—
Foreign	Enel Global Trading S.P.A.	Italy	Common Immediate Parent	EUR	Other Services	639	304	—	—
Foreign	Enel Global Trading S.P.A.	Italy	Common Immediate Parent	EUR	IT Services	1,386	785	—	—
Foreign	Endesa Spain	Spain	Common Immediate Parent	EUR	Other Services	2,512	2,586	—	—
Foreign	Enel Iberia S.R.L.	Spain	Common Immediate Parent	EUR	Other Services	263	1,394	—	—
Foreign	Enel Iberia S.R.L.	Spain	Common Immediate Parent	EUR	IT Services	749	—	—	—
Foreign	Endesa Energía S.A.	Spain	Common Immediate Parent	EUR	Other Services	392	318	—	—
Foreign	Enel Global Thermal Generation S.R.L.	Italy	Common Immediate Parent	EUR	Technical services	17,731	15,279	—	—
Foreign	Enel Global Thermal Generation S.R.L.	Italy	Common Immediate Parent	EUR	IT Services	7,300	6,755	—	—
Foreign	Enel Global Thermal Generation S.R.L.	Italy	Common Immediate Parent	EUR	Engineering services	1,085	—	—	—
Foreign	Enel Global Thermal Generation S.R.L.	Italy	Common Immediate Parent	EUR	Other Services	632	892	—	—
Foreign	Proyectos y Soluciones Renovables S.A.C.	Peru	Common Immediate Parent	PEN	Other Services	2,001	220	—	—
Foreign	Edistribución Redes Digitales, S.L.	Spain	Common Immediate Parent	EUR	Other Services	623	704	—	—
Foreign	Edistribución Redes Digitales, S.L.	Spain	Common Immediate Parent	US$	Technical services	17	18	—	—
Foreign	Cesi S.P.A.	Italy	Common Immediate Parent	EUR	Engineering services	—	52	—	—
Foreign	Enel Green Power Peru	Peru	Common Immediate Parent	PEN	Purchase of Energy	—	1,328	—	—
Foreign	Enel Green Power Peru	Peru	Common Immediate Parent	PEN	Other Services	—	70	—	—
Foreign	Enel Green Power Colombia S.A.S	Colombia	Common Immediate Parent	COP	Purchase of Energy	—	2,637	—	—
Foreign	Enel Green Power Colombia S.A.S	Colombia	Common Immediate Parent	COP	Other Services	—	16	—	—
Foreign	Enel X North America	United States	Common Immediate Parent	US$	Other Services	475	1	—	—
Foreign	SACME	Argentina	Joint venture	ARS	Other Services	189	163	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	US$	Other Services	522	1,583	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	US$	IT Services	2,188	—	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	CLP	Other Services	2,010	2,126	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	CLP	IT Services	1,185	631	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	BRL	Other Services	35	—	—	—
Foreign	Yacylec S.A.	Argentina	Associated	ARS	Other Services	15	11	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	Common Immediate Parent	US$	Other Services	679	766	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	Common Immediate Parent	CLP	Other Services	266	345	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	US$	Other Services	97	240	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	US$	Engineering services	544	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	CLP	Other Services	1,327	780	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	CLP	Engineering services	1,205	1,777	—	—
76.412.562-2	Enel Green Power Chile S.A.	Chile	Common Immediate Parent	US$	Other Services	863	4	—	—
76.412.562-2	Enel Green Power Chile S.A.	Chile	Common Immediate Parent	US$	IT Services	618	—	—	—
76.412.562-2	Enel Green Power Chile S.A.	Chile	Common Immediate Parent	US$	Engineering services	978	—	—	—
76.412.562-2	Enel Green Power Chile S.A.	Chile	Common Immediate Parent	CLP	Engineering services	276	—	—	—
76.412.562-2	Enel Green Power Chile S.A.	Chile	Common Immediate Parent	CLP	Other Services	105	430	—	—
Foreign	Grupo Enel Green Power Brazil Participações Ltda	Brazil	Common Immediate Parent	BRL	Purchase of Energy	—	33,395	—	—
Foreign	Grupo Enel Green Power Brazil Participações Ltda	Brazil	Common Immediate Parent	BRL	Other Services	—	2,005	—	—
Foreign	Energética Monzon S.A.C.	Peru	Common Immediate Parent	PEN	Other Services	—	24	—	—
Foreign	Enel Global Services S.r.L	Italy	Common Immediate Parent	US$	Other Services	431	—	—	—
Foreign	Enel Global Services S.r.L	Italy	Common Immediate Parent	US$	IT Services	852	—	—	—
Foreign	Enel Global Services S.r.L	Italy	Common Immediate Parent	EUR	IT Services	48,811	6,110	—	—
Foreign	Enel Global Services S.r.L	Italy	Common Immediate Parent	EUR	Other Services	50	34,999	—	—
Foreign	Enel Global Services S.r.L	Italy	Common Immediate Parent	EUR	Technical services	9,697	12,885	—	—
Foreign	Servizio Elettrico Nazionale SpA	Italy	Common Immediate Parent	EUR	Other Services	233	146	—	—
Foreign	Enel X Argentina S.A.U.	Argentina	Common Immediate Parent	ARS	Other Services	3	3	—	—
Foreign	Electric Motor Werks, Inc.	United States	Common Immediate Parent	EUR	Other Services	—	510	—	—
Foreign	Energía Nueva Energía Limpia Mexico S.R.L	Mexico	Common Immediate Parent	US$	Other Services	202	—	—	—
Foreign	Energía Nueva Energía Limpia Mexico S.R.L	Mexico	Common Immediate Parent	US$	Engineering services	894	—	—	—
Foreign	Enel Green Power Spain	Spain	Common Immediate Parent	EUR	Other Services	190	—	—	—
Foreign	Enel Green Power Romania	Romania	Common Immediate Parent	EUR	Other Services	233	—	—	—
Foreign	Enel Green Power El Salvador	El Salvador	Common Immediate Parent	US$	Other Services	—	—	6,945	—
Foreign	Gridspertise Srl	Italy	Common Immediate Parent	EUR	Other Services	655	—	—	—
Foreign	Enel Ingegneria e Innovazione	Italy	Common Immediate Parent	EUR	Engineering services	50	—	—	—
		Total				955,707	597,122	1,062,498	144,391

(*) See Note d) below.

c) Significant transactions and effects on profit or loss:

As of December 31, 2021, 2020 and 2019 the significant transactions with related companies that are not consolidated, are as follows:

					For the years ended,
Taxpayer ID N°	Company	Country	Relationship	Description of Transaction	12-31-2021 ThUS$	12-31-2021 ThUS$	12-31-2019 ThUS$
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	Administration and IT services	(3,547)	(7,158)	(7,707)
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	IT Services	(5,109)	—	—
Foreign	Enel Finance International NV	Netherlands	Common Immediate Parent	Financial expenses	(39,181)	(2,441)	(127,977)
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	IT Services	(8,405)	(7,418)	—
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	Expatriate Personal Services	(2,989)	(897)	—
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	Technical services	(28,228)	(30,448)	(16,685)
Foreign	Enel Global Services S.r.L	Italy	Common Immediate Parent	IT Services	(5,253)	(7,051)	—
Foreign	Enel Global Thermal Generation S.R.L.	Italy	Common Immediate Parent	IT Services	(2,008)	—	—
Foreign	Enel Global Thermal Generation S.R.L.	Italy	Common Immediate Parent	Technical services	(6,350)	(7,268)	(3,536)
Foreign	Enel Green Power Colombia S.A.S	Spain	Common Immediate Parent	Purchase of Energy	—	(8,483)	(7,156)
Foreign	Enel Green Power Peru	Peru	Common Immediate Parent	Other Services Provisions	—	1,993	—
Foreign	Enel Green Power S.P.A	Italy	Common Immediate Parent	Technical services	(11,011)	(3,757)	—
Foreign	Enel Italy S.R.L	Italy	Common Immediate Parent	IT Services	—	(758)	(12,278)
Foreign	Enel Italy S.R.L	Italy	Common Immediate Parent	Technical services	—	—	(6,778)
Foreign	Enel S.P.A.	Italy	Parent	Financial expenses	(24,913)	—	—
Foreign	Enel S.P.A.	Italy	Parent	IT Services	(7,239)	—	—
Foreign	Enel S.P.A.	Italy	Parent	Expatriate Personal Services	(3,778)	(4,045)	(2,827)
Foreign	Enel S.P.A.	Italy	Parent	Technical services	(15,187)	(11,542)	(11,554)
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	Technical services	(6,841)	(2,852)	—
Foreign	Grupo Enel Green Power Brazil Participações Ltda	Brazil	Common Immediate Parent	Purchase of Energy	(81,395)	(147,841)	(93,299)
Foreign	Grupo Enel Green Power Brazil Participações Ltda	Brazil	Common Immediate Parent	Energy Sale	6,707	54,158	1,134

The transactions detailed in the preceding table correspond to all those that exceed US$ 2,000,000 by counterparty and nature of the transactions.

d)  Significant transactions of Enel Américas:

>	On May 20, 2020, Enel Américas S.A. formalized and completely used, a committed revolving credit facility with Enel Finance International N.V. for a total of US$ 150 million at a variable interest rate of LIBOR 1M, 3M or 6M plus a 1.35% margin, with monthly, quarterly or biannual interest payments with expiration date of May 20, 2021. This revolving credit facility had no guarantees. This facility was paid in full on its maturity date of May 20, 2021.
>	On June 5, 2020, Enel Finance International NV formalized a committed credit line in Brazilian reals with Enel Brasil S.A. for BRL 800 million, maturing on June 12, 2021, at a variable interest rate. On August 5, 2021, this credit line was renewed at a rate of CDI + 0.85%, maturing in February 2023. As of December 31, 2021, this committed revolving credit facility has not been drawn upon.
>	On December 21, 2020, Enel Finance International NV formalized an unsecured loan agreement with Enel Distribución Río, denominated in Brazilian reals, in the amount of BRL 750 million, at a fixed interest rate of 3.4%, with payments of interest made annually to be paid in full on the maturity date, January 22, 2024 , which is the date when its principal and interest amortize.
>	On December 31, 2020, Enel Green Power Panama formalized a revolving credit facility with Enel Finance International N.V. for US$15 million, at a variable interest rate of LIBOR 3M + 0.40%, with a quarterly interest payment, maturing on December 31, 2021. This revolving credit facility has no guarantees. As of December 31, 2021, this facility is past due.
>	On December 31, 2020, PH Chucás S.A. formalized a revolving credit facility with Enel Finance International N.V. for US$10 million, at a variable interest rate of LIBOR 3M + 1.1%, with a quarterly interest payment, maturing on December 31, 2021. This revolving credit facility has no guarantees. As of December 31, 2021, this facility is past due.
>	On February 14, 2021, Enel Américas S.A. formalized a revolving credit facility with Enel Finance International N.V. for US $500 million, at a variable interest rate of LIBOR 1M, 3M or 6M + 1.08%, with monthly, quarterly or semi-annual interest payments, maturing on February 14, 2024. This revolving credit facility has no guarantees. As of December 31, 2021, this committed credit facility has not been drawn upon.
>	On March 2, 2021, Enel Finance International NV has formalized a loan agreement in Brazilian reals of BRL$500 million with Enel Distribución Ceará at a CDI rate + 1.1%, without guarantees. This loan will be fully repaid in a single principal and interest payment due on the maturity date, which is March 2, 2025.
>	On March 4, 2021, Enel Finance International NV formalized a loan agreement in Brazilian reals of BRL$600 million with Enel Distribución Goiás, at a CDI rate + 1.1%, without guarantees. This loan will be fully repaid in a single principal and interest payment due on the maturity date, which is March 4, 2023.
>	On April 6, 2021, Enel Finance International NV formalized a loan agreement in Brazilian reals of BRL$160 million with Enel Distribución Goiás, at a CDI rate + 1.1%, without guarantees. This loan will be fully repaid in a single principal and interest payment due on the maturity date, which is April 6, 2023.
>	On April 15, 2021, Enel Finance International NV formalized a loan agreement in Brazilian reals of BRL$230 million with Enel Distribución Rio, at a CDI rate + 0.9%, without guarantees. This loan will be fully repaid in a single principal and interest payment due on the maturity date, which is April 15, 2023.
>	On April 19, 2021, Enel Finance International NV formalized a loan agreement in Brazilian reals of BRL$290 million with Enel Distribución Goiás, at a CDI rate + 1.0%, without guarantees. This loan will be fully repaid in a single principal and interest payment due on the maturity date, which is April 19, 2023.
>	On July 1, 2021, Enel Finance International NV formalized a loan agreement in euros for € 50 million with Enel Distribución Rio, at a EUR rate + 1.29%, without guarantees. This loan will be fully repaid in a single principal and interest payment due on the maturity date, which is July 3, 2023.
>	On July 8, 2021, Enel Finance International NV formalized a loan agreement in euros for €50 million with Enel Distribución Rio, at a EUR rate + 1.29%, without guarantees. This loan will be fully repaid in a single principal and interest payment due on the maturity date, which is July 8, 2024.
>	On July 31, 2021, Enel Finance International NV formalized a loan agreement in euros for €36 million with Enel Distribución Goiás, at a EUR rate + 1.29%, without guarantees. This loan will be fully repaid in a single principal and interest payment due on the maturity date, which is July 31, 2023.
>	On August 5, 2021, Enel Finance International NV formalized a loan agreement in euros for €20 million with Enel Distribución Goiás, at a EUR rate + 1.53%, without guarantees. This loan will be fully repaid in a single principal and interest payment due on the maturity date, which is August 5, 2024.
>	On September 1, 2021, Enel Finance International NV formalized a loan agreement in euros for € 22 million with Enel Distribución Goiás, at a EUR rate + 1.53%, without guarantees. This loan will be fully repaid in a single principal and interest payment due on the maturity date, which is September 2, 2024.
>	On September 3, 2021, Enel Finance International NV formalized a loan agreement in euros for € 50 million with Enel Distribución Rio, at a EUR rate + 1.53%, without guarantees. This loan will be fully repaid in a single principal and interest payment due on the maturity date, which is September 3, 2024.
>	On September 20, 2021, Enel Finance International NV formalized a loan agreement in euros for € 45 million with Enel Distribución Goiás, at a EUR rate + 1.59%, without guarantees. This loan will be fully repaid in a single principal and interest payment due on the maturity date, which is September 20, 2024.
>	On October 1, 2021, Enel Finance International NV formalized a loan agreement with Enel Distribución Goias in euros for € 73 million, at a EUR all-in-rate of 1.81%, without guarantees. This loan will be fully repaid in a single principal and interest payment due on the maturity date, which is October 1, 2024.
>	On October 13, 2021, Enel Finance International NV formalized a loan agreement with Enel Distribución Río, denominated in euros, in the amount of € 40 million, at a EUR all-in rate of 1.59%, without guarantees. This loan will be fully repaid in a single principal and interest payment due on the maturity date, which is October 13, 2024.
>	On December 14, 2021, Enel Finance International NV formalized a loan agreement with Enel Distribución Rio, denominated in euros, in the amount of € 55 million, at a EUR all-in rate of 1.65%, without guarantees, and single principal and interest payment due on the maturity date, which is December 16, 2024.
>	On December 28, 2021, Enel Finance International NV formalized a loan agreement with Enel Distribución Río, denominated in euros, in the amount of € 160 million, at a EUR all-in rate of 1.06%, without guarantees. This loan will be fully repaid in a single principal and interest payment due on the maturity date, which is December 28, 2024.
>	On December 31, 2021, Enel Green Power Peru formalized a committed revolving credit facility with Enel Finance International NV totaling US$ 30 million, at a LIBOR 1M, 3M, or 6M variable interest plus a 0.9% margin, with monthly, quarterly, or biannual interest payments and maturity on December 31, 2022. This revolving credit facility has no guarantees. As of December 31, 2021, this facility has not been drawn upon.
>	As of December 31, 2021, Enel SpA has guarantees granted to Enel Brasil for a total of US $135 million, at a variable interest rate ranging from 0.38% to 1.03% on the guaranteed amount and depending on the term granted. These guarantees mainly cover loan agreements, machinery and equipment, agreements for the use of transmission system and connection to transmission facilities.

10.2 Board of directors and key management personnel

The Company is managed by a Board of Directors which consists of seven members. Each director serves for a three-year term after which they can be reelected.

The Board of Directors as of December 31, 2021 was elected at the General Shareholders Meeting held on April 29, 2021, and is composed of the following members:

>	Mr. Francisco de Borja Acha Besga
>	Mr. José Antonio Vargas Lleras
>	Mrs. Giulia Genuardi
>	Mrs. Francesca Gostinelli
>	Mr. Hernán Somerville Senn
>	Mr. Patricio Gómez Sabaini
>	Mr. Domingo Cruzat Amunátegui

At the Board meeting held on April 29, 2021, Mr. Francisco de Borja Acha Besga was elected as Chairman of the Board and Mr. Domingo Valdés Prieto as Secretary of the Board.

The Directors’ Committee was also appointed during the same Board meeting, governed by Law No.18,046 (the Chilean Corporations Law) and the Sarbanes-Oxley Act. The Director’s Committee comprises the independent Directors Mr. Hernán Somerville Senn, Mr. Patricio Gómez Sabaini, and Mr. Domingo Cruzat Amunátegui. All of the members of the Directors’ Committee are independent Directors in accordance with the provisions of Circular No. 1,956 issued by the CMF. The Chairman and Secretary of the Directors’ Committee appointed by the Directors’ Committee are Mr. Hernán Somerville Senn and Mr. Domingo Valdés Prieto, respectively.

The Board of Directors appointed Mr. Hernán Somerville Senn as the financial expert of the Directors’ Committee of Enel Américas S.A.

a) Accounts receivable and payable and other transactions

●	Accounts receivable and payable

There are no outstanding amounts receivable or payable between the Company and the members of the Board of Directors and key management personnel.

●	Other transactions

No transactions other than the payment of compensation has taken place between the Company and the members of the Board of Directors and key management personnel.

b) Guarantees given by the Company in favor of the directors

No guarantees have been given to the directors.

c) Compensation for directors

In accordance with Article 33 of Law No. 18,046 (the Chilean Corporations Law) governing stock corporations, the compensation of Directors is established each year at the General Shareholders Meeting of the Company.

The compensation consists of paying each member of the Board of Directors monthly compensation, one part in a fixed monthly fee and another part dependent on meetings attended. The breakdown of this compensation is as follows:

>	UF 216 as a fixed monthly fee, and
>	UF 79.2 as a per diem for each Board meeting attended with a maximum of 16 sessions in total whether ordinary or extraordinary, within the corresponding exercise.

According to the provisions of the bylaws, the remuneration of the Chairman of the Board will be twice that of a Director.

In the event a Director of Enel Américas participates in more than one Board of Directors of domestic or foreign subsidiaries and / or affiliates or acts as director or consultant for other domestic or foreign companies or legal entities in which Enel Américas has a direct or indirect interest, he/she may receive remuneration only in one of said Boards of Directors or Management Boards.

The executive officers of Enel Américas S.A. and/or its domestic or foreign subsidiaries or affiliates will not receive remunerations or per diem allowances if acting as directors of any of the domestic or foreign Enel Américas’ subsidiaries, affiliates or investee in any way. Therefore, said remunerations or per diem allowances may be received by the executive officers as long as this is previously and expressly authorized as an advance of their variable portion of remuneration by the corresponding companies with which they are associated through an employment contract.

Directors’ Committee:

Each member will be paid monthly compensation, one part in a fixed monthly fee and another part dependent on meetings attended.

This compensation is broken down as follows:

>	UF 72 as a fixed monthly fee, in any event, and
>	UF 26.4 as a per diem for each Board meeting attended, all with a maximum of 16 meetings in total, whether ordinary or extraordinary, within the corresponding fiscal year.

The following tables show details of the compensation paid to the members of the Board of Directors of the Company for the years ended December 31, 2021, 2020 and 2019:

			December 31, 2021
Taxpayer ID				Enel Américas Board	Board of Subsidiaries	Directors’ Committee
No.	Name	Position	Period in position	ThUS$	ThUS$	ThUS$
Foreign	Francisco de Borja Acha Besga	Chairman	January - December 2021	—	—	—
Foreign	José Antonio Vargas Lleras	Vice Chairman	January - December 2021	—	—	—
Foreign	Enrico Viale	Director	January - March 2021	—	—	—
Foreign	Livio Gallo	Director	January - March 2021	—	—	—
Foreign	Giulia Genuardi	Director	April - December 2021	—	—	—
Foreign	Francesca Gostinelli	Director	April - December 2021	—	—	—
4.132.185-7	Hernán Somerville Senn	Director	January - December 2021	149	—	47
Foreign	Patricio Gómez Sabaini	Director	January - December 2021	149	—	47
6.989.304-K	Domingo Cruzat Amunátegui	Director	January - December 2021	149	—	47
	TOTAL			447	—	141

			December 31, 2020
Taxpayer ID				Enel Américas Board	Board of Subsidiaries	Directors’ Committee
No.	Name	Position	Period in position	ThUS$	ThUS$	ThUS$
Foreign	Francisco de Borja Acha Besga	Chairman	January - December 2020	—	—	—
Foreign	José Antonio Vargas Lleras	Vice Chairman	January - December 2020	—	—	—
Foreign	Enrico Viale	Director	January - December 2020	—	—	—
Foreign	Livio Gallo	Director	January - December 2020	—	—	—
4.132.185-7	Hernán Somerville Senn	Director	January - December 2020	143	—	47
Foreign	Patricio Gómez Sabaini	Director	January - December 2020	143	—	47
6.989.304-K	Domingo Cruzat Amunátegui	Director	January - December 2020	143	—	47
	TOTAL			429	—	141

			December 31, 2019
Taxpayer ID				Enel Américas Board	Board of Subsidiaries	Directors’ Committee
No.	Name	Position	Period in position	ThUS$	ThUS$	ThUS$
Foreign	Francisco de Borja Acha Besga	Chairman	January - December 2019	—	—	—
Foreign	José Antonio Vargas Lleras	Vice Chairman	January - December 2019	—	—	—
Foreign	Enrico Viale	Director	January - December 2019	—	—	—
Foreign	Livio Gallo	Director	January - December 2019	—	—	—
4.132.185-7	Hernán Somerville Senn	Director	January - December 2019	159	—	48
Foreign	Patricio Gómez Sabaini	Director	January - December 2019	159	—	48
6.989.304-K	Domingo Cruzat Amunátegui	Director	January - December 2019	159	—	48
	TOTAL			478	—	144

10.3 Compensation of key management personnel

a) Remunerations received by key management personnel

Key Management Personnel
Taxpayer ID No.	Name	Position
Foreign	Maurizio Bezzeccheri (1)	Chief Executive Officer
Foreign	Aurelio Ricardo Bustilho de Oliveira (2)	Administration, Finance and Control Manager
10.560.169-7	Francisco Miqueles Ruz (3)	Planning and Control Manager
25.067.660-3	Simone Tripepi (4)	Enel X South America Manager
Foreign	Raffaele Cutrignelli (5) (6)	Internal Audit Manager
6.973.465-0	Domingo Valdés Prieto (5)	Attorney and Secretary of the Board

(1)Mr. Maurizio Bezzeccheri assumed the position of Chief Executive Officer on August 1, 2018.
(2)Mr. Aurelio Ricardo Bustilho de Oliveira assumed the position of Administration, Finance and Control Manager on October 1, 2018.
(3)Mr. Francisco Miqueles Ruz assumed the position of Planning and Control Manager on February 26, 2020, replacing Mr. Paolo Pescarmona. Mr. Miqueles ceased his functions as of October 1, 2021.
(4)Mr. Simone Tripepi assumed the position of Enel X South America Manager on August 29, 2019.
(5)Messrs. Raffaele Cutrignelli and Domingo Valdés Prieto, executive officers of Enel Américas, are paid by Enel Américas who is their employer, but they provide services to the Company by virtue of an intercompany contract between those companies.
(6)Mr. Eugenio Belinchon Gueto assumed the position of Internal Audit Manager on February 1, 2022, replacing Mr. Raffaele Cutrignelli.

Incentive plans for key management personnel

Enel Américas has implemented an annual bonus plan for its executives based on meeting company-wide objectives and on the level of their individual contribution in achieving the overall goals of the Group. The plan provides for a range of bonus amounts according to seniority level. The bonuses paid to the executives consist of a certain number of monthly gross remunerations.

Compensation of key management personnel is the following:

	For the years ended December 31,
	2021	2020	2019
	ThUS$	ThUS$	ThUS$
Remuneration	3,869	3,495	2,407
Short-term benefits for employees	88	148	106
Other long-term benefits - IAS	7	7	—
Total	3,964	3,650	2,513

b) Guarantees established by the Company in favor of key management personnel

No guarantees have been given to key management personnel.

10.4 Compensation plans linked to share price

There are no payment plans granted to the Directors or key management personnel based on the share price of the Company’s common stock.